Deferred Income Tax Assets and Liabilities - Schedule of Income Tax Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current	S/ (125,480)	S/ (110,530)	S/ (100,617)
Deferred	11,710	13,218	23,809
Income tax expense	S/ (113,770)	S/ (97,312)	S/ (76,808)